COMMITMENTS AND CONTINGENCIES (Details 2) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2009 Sibintertelecom USD ($)	Oct. 31, 2009 Sibintertelecom RUB	Dec. 31, 2010 MTS OJSC USD ($)	Dec. 31, 2010 MTS OJSC RUB
Taxation
Number of years following the tax year for which tax declarations remain open and subject to inspection (in years)	3
Tax audit and assessment
Additional taxes, penalties and fines payable			$ 5.8	174.5	$ 11.6	353.9
Provision for tax and customs liabilities	10.0	68.2
Accrual for unrecognized income tax benefits, potential penalties and interest	$ 14.0	$ 10.6